Tax matters (Tables)	12 Months Ended
Dec. 31, 2017
Tax matters
Schedule of reconciliation of income tax expense
	Millions of euros
	2017	2016	2015

Consolidated profit (loss) before tax:
From continuing operations	12,091	10,768	9,547
From discontinued operations	—	—	—
	12,091	10,768	9,547
Income tax at tax rate applicable in Spain (30%)	3,628	3,230	2,864
By the effect of application of the various tax rates applicable in each country (*)	539	312	158
Of which:
Brazil	656	396	300
United Kingdom	(78)	(63)	(146)
United States	68	94	156
Chile	(48)	(54)	(60)
Effect of profit or loss of associates and joint ventures	(211)	(133)	(111)
Effect of deduction of goodwill in Brazil	(164)	(184)	(133)
Effect of reassessment of deferred taxes	(282)	(20)	30
Reversal of tax liabilities (**)	—	—	(1,071)
Permanent differences	374	77	476
Current income tax	3,884	3,282	2,213

Effective tax rate	32.12%	30.48%	23.18%

Of which:
Continuing operations	3,884	3,282	2,213
Discontinued operations	—	—	—
Of which:
Current taxes	3,777	1,493	4,070
Deferred taxes	107	1,789	(1,857)
Taxes paid in the year	4,137	2,872	2,205

(*)Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

(**)Effect of tax liabilities reversal of Banco Santander (Brazil), S.A. regarding tax litigation related to social contributions PIS and COFINS (see Note 25.e).

Schedule of tax recognized in equity

	Millions of euros
	2017	2016	2015

Other comprehensive income
Items not reclassified to profit or loss	60	364	(231)
Actuarial gains or (-) losses on defined benefit pension plans	60	364	(231)
Items that may be reclassified to profit or loss	—	(694)	448
Cash flow hedges	108	(136)	51
Financial assets available for sale	(97)	(552)	384
Debt instruments	(366)	(368)	418
Equity instruments	269	(184)	(34)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	(11)	(6)	13
Total	60	(330)	217

Schedule of deferred tax assets and liabilities

	Millions of euros
	2017		2016		2015
	Monetizable		Monetizable		Monetizable
	(*)(**)	Other	(*)	Other	(*)	Other

Tax assets:	11,046	12,164	9,649	11,615	8,887	13,158
Tax losses and tax credits	—	4,457	—	4,934	—	4,808
Temporary differences	11,046	7,707	9,649	6,681	8,887	8,351
Of which:
Non-deductible provisions	—	2,336	—	1,645	—	1,631
Valuation of financial instruments	—	530	—	1,042	—	2,231
Loan losses	7,461	1,159	6,082	940	5,330	827
Pensions	3,585	723	3,567	641	3,557	475
Valuation of tangible and intangible assets	—	1,077	—	537		686

Tax liabilities:	—	4,837	—	5,694	—	5,565
Temporary differences	—	4,837	—	5,694	—	5,565
Of which:
Valuation of financial instruments	—	1,207	—	1,105	—	896
Valuation of tangible and intangible assets	—	1,256	—	1,916	—	1,727
Investments in Group companies	—	808	—	1,265	—	1,249

(*)Not deductible from regulatory capital.

(**)Banco Popular has requested the conversion of part of its monetizable assets given the circumstances of the aforementioned regulations are applied.

Schedule of changes in deferred tax assets and liabilities

	Millions of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisition	Balances at
	December 31,	(Charge)/	and other	valuation	for the year	December 31,
	2016	Credit to income	items	adjustments	(net)	2017

Deferred tax assets	21,264	(675)	(756)	(1)	3,378	23,210
Tax losses and tax credits	4,934	(279)	(205)	—	7	4,457
Temporary differences	16,330	(396)	(551)	(1)	3,371	18,753
Of which: monetizable	9,649	(185)	(455)	—	2,037	11,046
Deferred tax liabilities	(5,694)	568	414	19	(144)	(4,837)
Temporary differences	(5,694)	568	414	19	(144)	(4,837)
	15,570	(107)	(342)	18	3,234	18,373

	Millions of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2015	to income	items	adjustments	(net)	2016
Deferred tax assets	22,045	(1,311)	1,355	(551)	(274)	21,264
Tax losses and tax credits	4,808	194	110	—	(178)	4,934
Temporary differences	17,237	(1,505)	1,245	(551)	(96)	16,330
Of which: monetizable	8,887	49	713	—	—	9,649
Deferred tax liabilities	(5,565)	(478)	98	(26)	277	(5,694)
Temporary differences	(5,565)	(478)	98	(26)	277	(5,694)
	16,480	(1,789)	1,453	(577)	3	15,570

	Millions of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2014	to income	items	adjustments	(net)	2015
Deferred tax assets	22,164	2,330	(2,831)	356	26	22,045
Tax losses and tax credits	5,650	(449)	(399)	—	6	4,808
Temporary differences	16,514	2,779	(2,432)	356	20	17,237
Of which: monetizable	8,444	1,199	(794)	38	—	8,887
Deferred tax liabilities	(4,527)	(473)	(200)	(73)	(292)	(5,565)
Temporary differences	(4,527)	(473)	(200)	(73)	(292)	(5,565)
	17,637	1,857	(3,031)	283	(266)	16,480